Leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lease Assets
Finance lease assets	$ 0
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, And Equipment, And Finance Right Of Use Asset, Excluding Lessor Asset Under Operating Lease, After Accumulated Depreciation	Property, Plant, And Equipment, And Finance Right Of Use Asset, Excluding Lessor Asset Under Operating Lease, After Accumulated Depreciation
Operating lease ROU assets	$ 1,615,626	$ 5,707,986
Current
Current portion of finance lease	$ 0
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Current portion of operating lease	$ 2,228,329	$ 3,780,853
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 2,228,329	$ 3,780,853
Non-current
Finance lease, net of current portion	$ 0	$ 0
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Operating lease, net of current portion	$ 338,252	$ 3,310,116
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 338,252	$ 3,310,116
Property and equipment, net
Lease Assets
Finance lease assets	0
Real estate properties held for lease, net
Lease Assets
Finance lease assets	$ 0